Fair value measurements and Hedging - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$ 0	$ 140
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	0	(141)
Total Gain/(Loss) on derivative financial instruments, net	0	(1)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	0	(73)
Total Gain/(Loss) recognized	0	(73)
Gain/(Loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	7,383	2,000
Gain/(loss) recognized for forward freight agreements and bunker swaps
Gain/(Loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	7,383	2,000
Forward freight agreements
Gain/(Loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	8,337	1,580
Unrealized gain/(loss) on forward freight agreements	(2,290)	(1,097)
Bunker swaps
Gain/(Loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	33	71
Unrealized gain/(loss) on bunker swaps	$ 1,303	$ 1,446